Segmentation - Schedule of Unaudited Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unaudited Consolidated Statements of Operations [Abstract]
Revenue, net	$ 209,114	$ 20,377	$ 535,569	$ 349,588	$ 532,780	$ 612,192
Lease operating expenses	308,385	225,368	568,865	728,927	1,179,729	1,332,548
General and administrative expenses	$ 1,532,520	$ 1,043,122	$ 3,469,174	$ 1,788,186	$ 11,195,409	$ 4,519,811